Trade and other receivables - Summary of current assets - trade and other receivables (Detail) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025
Disclosure of financial assets [line items]
Current assets	$ 315,539	$ 97,911
Corporate credit card deposit	40,000	40,000
Non-current assets	355,539	137,911
Corporate Credit Card Deposit [Member]
Disclosure of financial assets [line items]
Corporate credit card deposit	40,000	40,000
Deposits held [member]
Disclosure of financial assets [line items]
Other current receivables	7,687	7,687
BAS receivables [member]
Disclosure of financial assets [line items]
Other current receivables	$ 307,852	$ 90,224